COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

29.	COMMITMENTS AND CONTINGENCIES

As of December 31, 2016, the Company's newbuilding program comprised three VLCCs, six Suezmax tankers and seven Aframax/LR2 tanker newbuildings. As of December 31, 2016, total installments of $284.4 million had been paid and the remaining installments to be paid amounted to $684.1 million, all of which are payable in 2017. All 16 vessels are expected to be delivered in 2017.

The Company insures the legal liability risks for its shipping activities with Assuranceforeningen SKULD and Assuranceforeningen Gard Gjensidig, both mutual protection and indemnity associations. As a member of these mutual associations, the Company is subject to calls payable to the associations based on the Company's claims record in addition to the claims records of all other members of the associations. A contingent liability exists to the extent that the claims records of the members of the associations in the aggregate show significant deterioration, which result in additional calls on the members.

The Company is a party, as plaintiff or defendant, to several lawsuits in various jurisdictions for unpaid charter hire, demurrage, damages, off-hire and other claims and commercial disputes arising from the operation of its vessels, in the ordinary course of business or in connection with its acquisition activities. The Company believes that the resolution of such claims will not have a material adverse effect on the Company's operations or financial condition individually and in the aggregate.

Following assignments of two property leases in 2015, each to a related party, a subsidiary of the Company has guaranteed the remaining outstanding payments due under the leases of approximately $8 million as of December 31, 2016 (2015: approximately $11 million). The Company does not believe that it will be required to make any payments under these guarantees and has not recorded a liability in the balance sheet in this respect.

In November 2015, the Company agreed to commercially manage a VLCC being chartered-in by a third party for a two year period and to share equally the results of the vessel calculated as net voyage earnings less charter hire expense. As at December 31, 2016, the maximum potential liability for the Company is $6.6 million (2015: $14.2 million).